CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Comprehensive Income
Net income	$ 4,262	$ 3,513	$ 2,711
Unrealized holding gains on available for sale securities	240	1,615	419
Funded status of post-retirement benefit plan	(22)	(15)	(14)
[OtherComprehensiveIncomeTotalBeforeReclassification]	218	1,600	405
Less: Reclassification adjustment for gain recognized in earnings, net of tax	277	85	292
Other comprehensive income/(loss), net of tax	(59)	1,515	113
Comprehensive income	$ 4,203	$ 5,028	$ 2,824